VIRTUS Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
($ reported in thousands)
	Shares	Value
Common Stocks—98.1%
Consumer Discretionary—7.0%
Columbia Sportswear Co.	560,000	$ 53,670
Foot Locker, Inc.	775,000	35,387
Gentex Corp.	2,425,000	79,976
Wyndham Hotels & Resorts, Inc.	1,000,000	77,190
		246,223

Energy—5.2%
Baker Hughes Co.	2,350,000	58,116
Diamondback Energy, Inc.	645,000	61,062
Marathon Petroleum Corp.	1,000,000	61,810
		180,988

Financials—17.4%
Berkley (W.R.) Corp.	620,000	45,372
First Citizens BancShares, Inc. Class A	80,000	67,453
Hartford Financial Services Group, Inc. (The)	800,000	56,200
PacWest Bancorp	1,425,000	64,581
Progressive Corp. (The)	800,000	72,312
Raymond James Financial, Inc.	700,000	64,596
Signature Bank	235,000	63,986
Synchrony Financial	1,300,000	63,544
Willis Towers Watson plc	475,000	110,418
		608,462

Health Care—10.4%
Bruker Corp.	565,000	44,127
DENTSPLY SIRONA, Inc.	1,100,000	63,855
Humana, Inc.	360,000	140,094
PerkinElmer, Inc.	300,000	51,987
Zimmer Biomet Holdings, Inc.	450,000	65,862
		365,925

Industrials—22.5%
Booz Allen Hamilton Holding Corp. Class A	715,000	56,735
Canadian Pacific Railway Ltd.	670,000	43,597
Fortive Corp.	915,000	64,572
Hubbell, Inc.	290,000	52,394
	Shares	Value

Industrials—continued
Ingersoll Rand, Inc.(1)	1,400,000	$ 70,574
ITT, Inc.	475,000	40,774
Nordson Corp.	215,000	51,202
Parker-Hannifin Corp.	380,000	106,256
Quanta Services, Inc.	450,000	51,219
Rexnord Corp.	1,075,000	69,112
Vertiv Holdings Co.	3,800,000	91,542
Woodward, Inc.	785,000	88,862
		786,839

Information Technology—17.7%
Dolby Laboratories, Inc. Class A	700,000	61,600
Global Payments, Inc.	900,000	141,822
Marvell Technology, Inc.	1,150,000	69,357
MKS Instruments, Inc.	725,000	109,410
Motorola Solutions, Inc.	420,000	97,574
NXP Semiconductors N.V.	715,000	140,047
		619,810

Materials—7.3%
Air Products and Chemicals, Inc.	380,000	97,322
Ashland Global Holdings, Inc.	600,000	53,472
PPG Industries, Inc.	740,000	105,827
		256,621

Real Estate—5.3%
American Homes 4 Rent Class A	1,650,000	62,898
Americold Realty Trust	2,150,000	62,458
SBA Communications, Corp. Class A	185,000	61,155
		186,511

Utilities—5.3%
Ameren Corp.	800,000	64,800
CenterPoint Energy, Inc.	2,200,000	54,120
Xcel Energy, Inc.	1,050,000	65,625
		184,545

Total Common Stocks (Identified Cost $3,143,854)		3,435,924

Total Long-Term Investments—98.1% (Identified Cost $3,143,854)		3,435,924

	Shares	Value

Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	89,624,109	$ 89,624
Total Short-Term Investment (Identified Cost $89,624)		89,624

TOTAL INVESTMENTS—100.7% (Identified Cost $3,233,478)		$3,525,548
Other assets and liabilities, net—(0.7)%		(24,437)
NET ASSETS—100.0%		$3,501,111

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	92%
Netherlands	4
Ireland	3
Canada	1
Total	100%
† % of total investments as of September 30, 2021.
See Notes to Schedule of Investments

VIRTUS Ceredex Mid-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of September 30, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$3,435,924	$3,435,924
Money Market Mutual Fund	89,624	89,624
Total Investments	$3,525,548	$3,525,548
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2021.
There were no transfers into or out of Level 3 related to securities held at September 30, 2021.
See Notes to Schedule of Investments

VIRTUS CEREDEX MID-CAP VALUE EQUITY FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3